Stockholders' Equity (Details) - Schedule of common stock $ in Thousands	Dec. 31, 2021 MXN ($) shares
Schedule of common stock [Abstract]
Fixed capital shares (in Shares) | shares	90,850,000
Fixed capital amount	$ 441,786
Variable capital shares (in Shares) | shares	406,859,000
Variable capital amount	$ 1,978,444
Share capital, Shares (in Shares) | shares	497,709,000
Share capital, Amount	$ 2,420,230
Effect of restatement amount	$ 412,038
Total shares (in Shares) | shares	497,709,000
Total amount	$ 2,832,268